Directors' and key management remuneration	12 Months Ended
Dec. 31, 2017
Directors And Key Management Remuneration [Abstract]
Directors' and key management remuneration

38 Directors’ and key management remuneration

Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2017 US$’000	2016 US$’000	2015 US$’000
Emoluments	8,339	9,186	10,590
Long-term incentive plans	4,685	3,071	2,118
	13,024	12,257	12,708
Pension contributions: defined contribution plans	135	69	52
Gains made on exercise of share options	-	-	1

The Group defines key management personnel as the directors and members of the Executive Committee. The Executive Committee comprises the executive directors, product group chief executive officers and Group executives.

The aggregate remuneration incurred by Rio Tinto plc in respect of its directors was US$12,624,000 (2016: US$10,630,000; 2015: US$6,385,000). The aggregate pension contribution to defined contribution plans was US$135,000 (2016: US$69,000; 2015: US$52,000). The aggregate remuneration, including pension contributions and other retirement benefits, incurred by Rio Tinto Limited in respect of its directors was US$535,000 (2016: US$1,696,000; 2015: US$6,375,000). The aggregate pension contribution to defined contribution plans was US$nil (2016: US$nil; 2015: US$nil).

During 2017, no director (2016: one; 2015: one) accrued retirement benefits under defined benefit arrangements, and two directors (2016: two; 2015: one) accrued retirement benefits under defined contribution arrangements.

Emoluments included in the table above have been translated from local currency at the average exchange rate for the year with the exception of bonus payments which, together with amounts payable under long-term incentive plans, have been translated at the year-end rate.

Detailed information concerning directors’ remuneration, shareholdings and options is shown in the Remuneration Report, including tables 1 to 3, on pages 70 to 105.

Notes to the 2017 financial statements
continued

38 Directors’ and key management remuneration continued

Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2017 US$’000	2016 US$’000	2015 US$’000
Short-term employee benefits and costs	23,095	22,269	25,616
Post-employment benefits	415	3,461	1,049
Employment termination benefits	-	2,682	-
Share-based payments	8,033	15,806	17,566
	31,543	44,218	44,231

The figures shown above include employment costs which comprise social security and accident premiums in Canada, the UK and US and payroll taxes in Australia paid by the employer as a direct additional cost of hire. In total, they amount to US$2,122,000 (2016: US$2,295,000; 2015: US$2,320,000) and although disclosed here, are not included in table 1 of the Remuneration Report.

More detailed information concerning the remuneration of key management is shown in the Remuneration report, including tables 1 to 3 on pages 70 to 105.

1